RELATED PARTY TRANSACTIONS (Details)		6 Months Ended		12 Months Ended
		Dec. 31, 2015 USD ($)	Jun. 30, 2015 USD ($)	Dec. 31, 2017 USD ($) Extension	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Fixed Management Expenses [Member]
Related Party Transactions [Abstract]
Annual fee with related party		$ 5,700,000	$ 10,700,000
Manager [Member] | Origination Fees [Member]
Related Party Transactions [Abstract]
Charges from related party				$ 6,800,000	$ 8,400,000	$ 9,200,000
Manager [Member] | Disposition Fees [Member]
Related Party Transactions [Abstract]
Expenses with related party				300,000	7,500,000	15,600,000
Manager [Member] | Fixed Management Expenses [Member]
Related Party Transactions [Abstract]
Expenses with related party				$ 6,300,000	6,300,000	8,200,000
Manager [Member] | Fixed Management Fee [Member]
Related Party Transactions [Abstract]
Adjustment for percentage change in book value of aircraft portfolio during preceding year				0.30%
Base amount used to calculate management fee adjustment				$ 2,700,000,000
Adjustment for percentage change in book value of aircraft portfolio in excess of base amount				0.25%
Number of automatic extensions | Extension				1
Term of extension				5 years
Termination notice period				12 months
Manager [Member] | Fixed Management Fee [Member] | Minimum [Member]
Related Party Transactions [Abstract]
Charges from related party				$ 5,000,000
Manager [Member] | Fixed Management Fee [Member] | Maximum [Member]
Related Party Transactions [Abstract]
Charges from related party				12,000,000
Adjustment increase over $2.7 billion				2,000,000,000
Manager [Member] | Non-Renewal Fee [Member]
Related Party Transactions [Abstract]
Charges from related party				$ 6,000,000
Adjustment percentage of excess Management Expenses over threshold				50.00%
Manager [Member] | Disposition Fees for ECAF-I Transaction [Member]
Related Party Transactions [Abstract]
Percentage of aggregate gross proceeds from disposition of aircraft				1.20%
BBAM [Member]
Minimum Long-Term Contractual Obligations [Abstract]
2017				$ 8,905,000
2018				8,792,000
2019				8,629,000
2020				8,469,000
2021				8,249,000
Thereafter				57,803,000
Total				100,847,000
BBAM [Member] | Fixed Base Fees [Member]
Minimum Long-Term Contractual Obligations [Abstract]
2017	[1]			245,000
2018	[1]			245,000
2019	[1]			245,000
2020	[1]			245,000
2021	[1]			245,000
Thereafter	[1]			1,470,000
Total	[1]			2,695,000
BBAM [Member] | Fixed Administrative Services Fees [Member]
Related Party Transactions [Abstract]
Expenses with related party				$ 13,100,000	$ 14,600,000	$ 17,300,000
BBAM [Member] | Acquisition Fees [Member]
Related Party Transactions [Abstract]
Percentage of purchase price of aircraft purchased				1.50%
BBAM [Member] | Disposition Fees [Member]
Related Party Transactions [Abstract]
Percentage of aggregate gross proceeds from disposition of aircraft				1.50%	1.50%
BBAM [Member] | Fixed Administrative Services Fee Under Term Loan [Member]
Related Party Transactions [Abstract]
Monthly fee with related party				$ 10,000
Minimum Long-Term Contractual Obligations [Abstract]
2017	[2]			472,000
2018	[2]			452,000
2019	[2]			373,000
2020	[2]			288,000
2021	[2]			200,000
Thereafter	[2]			134,000
Total	[2]			1,919,000
BBAM [Member] | Fixed Administrative Services Fee Under Magellan Acquisition Limited Facility [Member]
Related Party Transactions [Abstract]
Monthly fee with related party				10,000
Minimum Long-Term Contractual Obligations [Abstract]
2017	[2]			204,000
2018	[2]			204,000
2019	[2]			204,000
2020	[2]			202,000
2021	[2]			192,000
Thereafter	[2]			758,000
Total	[2]			1,764,000
BBAM [Member] | Fixed Administrative Services Fee Under Fly Acquisition III Facility [Member]
Related Party Transactions [Abstract]
Monthly fee with related party				10,000
Minimum Long-Term Contractual Obligations [Abstract]
2017	[2]			168,000
2018	[2]			153,000
2019	[2]			144,000
2020	[2]			144,000
2021	[2]			31,000
Thereafter	[2]			7,000
Total	[2]			647,000
BBAM [Member] | Fixed Administrative Agency Fee [Member]
Related Party Transactions [Abstract]
Monthly fee per aircraft with related party				1,000
Minimum Long-Term Contractual Obligations [Abstract]
2017	[2]			401,000
2018	[2]			362,000
2019	[2]			325,000
2020	[2]			271,000
2021	[2]			262,000
Thereafter	[2]			622,000
Total	[2]			2,243,000
BBAM [Member] | Fixed Management Expenses [Member]
Minimum Long-Term Contractual Obligations [Abstract]
2017	[1],[3]			7,307,000
2018	[1],[3]			7,307,000
2019	[1],[3]			7,307,000
2020	[1],[3]			7,307,000
2021	[1],[3]			7,307,000
Thereafter	[1],[3]			54,799,000
Total	[1],[3]			$ 91,334,000
BBAM [Member] | Servicing Fee for All Other Aircraft [Member]
Related Party Transactions [Abstract]
Percentage of aircraft rent collected				3.50%
B&B Air Funding [Member] | BBAM [Member] | Fixed Base Fees [Member]
Related Party Transactions [Abstract]
Monthly fee with related party					$ 150,000
B&B Air Funding [Member] | BBAM [Member] | Fixed Administrative Services Fees [Member]
Minimum Long-Term Contractual Obligations [Abstract]
2017	[1]			$ 108,000
2018	[1]			69,000
2019	[1]			31,000
2020	[1]			12,000
2021	[1]			12,000
Thereafter	[1]			13,000
Total	[1]			245,000
B&B Air Funding [Member] | BBAM [Member] | Fixed Administrative Agency Fee [Member]
Related Party Transactions [Abstract]
Monthly fee with related party				20,000
Charges from related party					$ 750,000
Monthly fee per aircraft with related party				$ 1,000
B&B Air Funding [Member] | BBAM [Member] | Rent Fee for Aircraft Financed by Securitization Notes [Member]
Related Party Transactions [Abstract]
Percentage of aircraft rent due					1.00%
Percentage of aircraft rent collected				3.50%	1.00%

[1]	Assumes Consumer Price Index ("CPI") rates in effect as of December 31, 2017 remain constant in future periods.
[2]	Assumes number of aircraft at December 31, 2017 remains constant in future periods.
[3]	Assumes an automatic extension for one additional term of five years to July 1, 2030. Also assumes net book value of aircraft at December 31, 2017 and Consumer Price Index rates in effect as of December 31, 2017 remain constant in future periods.